Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2022
Cost Of Sales
Cost of Sales (Table)

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Time charter, voyage and port terminal expenses	$63,307	$55,110	$46,312
Direct vessel expenses	72,038	60,475	48,748
Cost of products sold-Liquid Port Terminal	4,794	13,345	16,129
Depreciation and amortization	35,989	34,957	32,533
Impairment losses	3,195	19,396	—
Total cost of sales	$179,323	$183,283	$143,722

Cost of Sales - Time Charter, Voyage and Port Terminal Expenses (Table)

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Fuel	$28,111	$20,710	$13,488
Time charter	4,058	5,887	6,587
Ports payroll and related costs	10,898	8,651	8,036
Ports repairs and maintenance	1,950	2,038	1,862
Ports rent	1,101	887	992
Ports insurances	2,974	2,954	2,943
Docking expenses	3,088	3,382	2,712
Maritime and regulatory fees	1,297	1,455	1,301
Towing expenses	3,891	5,348	4,193
Other expenses	5,939	3,798	4,198
Total	$63,307	$55,110	$46,312

Cost of Sales - Direct Vessel Expenses (Table)

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Payroll and related costs	$43,937	$35,253	$27,698
Insurances	5,202	4,370	3,982
Repairs and maintenance	6,366	4,820	6,568
Lubricants	1,210	939	794
Victualing	1,950	1,704	1,317
Travel expenses	3,461	2,761	2,028
Stores	3,032	2,996	2,486
Other expenses	6,880	7,632	3,875
Total	$72,038	$60,475	$48,748

Cost of Sales - Depreciation and Amortization (Table)

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Depreciation of tangible assets	$33,046	$32,028	$29,611
Depreciation of RoU asset	170	157	149
Amortization of intangible assets	2,773	2,772	2,773
Total	$35,989	$34,957	$32,533